Financial instruments - Fair value - Level 2 instruments, narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 1,012,039	$ 1,511,961
Financial assets measured at fair value: | Derivative instruments | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	106,998	128,414
Financial assets measured at fair value: | Derivative instruments | Cash flow hedges | Level 2
Disclosure of financial assets [line items]
Financial assets	$ 107,000	$ 128,400